PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Schedule of Units) (Details)	12 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Bison Midstream	Dec. 31, 2013 Mountaineer Midstream	Dec. 31, 2013 Common	Dec. 31, 2012 Common	Dec. 31, 2011 Common	Jun. 04, 2013 Common Bison Midstream	Dec. 31, 2013 Common Bison Midstream	Jun. 21, 2013 Common Mountaineer Midstream	Dec. 31, 2013 Common Mountaineer Midstream	Dec. 31, 2012 Subordinated	Dec. 31, 2013 Subordinated	Dec. 31, 2011 Subordinated	Dec. 31, 2013 Subordinated Bison Midstream	Dec. 31, 2013 Subordinated Mountaineer Midstream	Dec. 31, 2012 General partner	Dec. 31, 2013 General partner	Dec. 31, 2011 General partner	Jun. 04, 2013 General partner Bison Midstream	Dec. 31, 2013 General partner Bison Midstream	Jun. 21, 2013 General partner Mountaineer Midstream	Dec. 31, 2013 General partner Mountaineer Midstream
Class of Stock [Line Items]
Partners' Capital Account, Units			0					0							0					0
Common limited partner capital units outstanding, beginning balance	24,412,427					24,412,427
Subordinated limited partner capital units outstanding, begining balance	24,409,850													24,409,850
General partner interests units outstanding, beginning balance	996,320																		1,091,453
Partner capital units outstanding, beginning balance	49,818,597.000
Units issued in connection with acquisition				1,585,560.00	3,171,120.00				1,553,849	1,553,849	3,107,698	3,107,698				0	0				31,711	31,711	63,422	63,422
Common limited partner capital units outstanding, ending balance	29,079,866	24,412,427				29,079,866	24,412,427
Subordinated limited partner capital units outstanding, ending balance	24,409,850	24,409,850											24,409,850	24,409,850
General partner interests units outstanding, ending balance	1,091,453	996,320																996,320	1,091,453
Limited Partners' Capital Account, Units Issued During Period	5,892.000					5,892
Partner capital units outstanding, ending balance	54,581,169	49,818,597.000
Common units sold in public offering		14,380,000					14,380,000						0					0
Partners' Capital Account, Units, Sold in Private Placement		35,436,020.00					10,029,850						24,409,850					996,320
Partners' Capital Account, Units, Unit-based Compensation		2,577.000					2,577						0					0